PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Property and equipment at cost	$ 608,266	$ 610,354
Less - accumulated depreciation	(61,888)	(63,907)
Property and equipment, net	546,378	546,447
Property, Plant and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment at cost	608,266	610,354
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment at cost	$ 0	$ 0